8. Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net operating loss carryforward	$ 367,000	$ 366,000
Net operating loss begins and expire year (federal)	2034
Net operating loss begins and expire year (State)	2029
Minimum [Member]
Federal and state net operating loss period	15 years
Maximum [Member]
Federal and state net operating loss period	20 years